Earnings per ordinary share - Summary of earnings per ordinary share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amount
Basic earnings	€ 5,951	€ 2,250	€ 3,903
Basic earnings from continuing operations, amount	5,951	2,250	3,903
Diluted earnings, amount	5,951	2,250	3,903
Diluted earnings from continuing operations, amount	€ 5,951	€ 2,250	€ 3,903
Weighted average number of ordinary shares outstanding during the period
Basic earnings	3,888.5	3,898.9	3,894.8
Stock option and share plans	2.2	2.2	0.5
Total effect of dilutive instruments	2.2	2.2	0.5
Diluted earnings	3,890.7	3,901.1	3,895.3
Per ordinary share
Basic earnings	€ 1.53	€ 0.58	€ 1.00
Basic earnings from continuing operations	1.53	0.58	1.00
Diluted earnings	1.53	0.58	1.00
Diluted earnings from continuing operations	€ 1.53	€ 0.58	€ 1.00